Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 134,102	$ 233,125
2026	263,125	233,125
2027	263,125	233,125
2028	263,125	233,125
2029	263,125	233,125
Thereafter	862,033	699,375
Total Future Amortization	$ 2,048,635	$ 1,865,000